Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 3,013	€ 2,356
Aegon Ltd. [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	781	745
Fair value of long-term borrowings	835	847
Aegon Ltd. [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	0	0
Aegon Ltd. [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	0	0
Aegon Ltd. [member] | Over 5 through 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	301	287
Aegon Ltd. [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 480	€ 457